Ordinary Shares	12 Months Ended
Dec. 31, 2012
Ordinary Shares
(23)	ORDINARY SHARES

During 2006, the Company issued 75,000,000 ordinary shares at par value of US$ 0.10 per share (adjusted for the ten-for-one share split effected on July 18, 2006);

In June 2007, the Company issued 14,007,700 American Depositary Shares (“ADSs”), representing 14,007,700 ordinary shares. The Company’s ADSs are quoted on the New York Stock Exchange;

In June 2007, all issued and outstanding Series A, B and C redeemable convertible preferred shares were converted into 15,580,000 ordinary shares on a one to one basis upon the completion of the Company’s IPO;

In August 2007, 1,457,000 of vested stock options granted to executives and employees were exercised, resulting in the issuance of 1,457,000 ordinary shares;

In September 2008, the Company issued 4,800,000 ADSs, representing 4,800,000 ordinary shares, at a price of US$ 41.75 per ADS, raising approximately US$ 190,892, net of related expenses of US$ 9,508;

During 2008, 2,265,696 of vested share options granted to executives, employees and investors were exercised, resulting in the issuance of 2,265,696 ordinary shares;

In June 2008 and November 2010, the Company issued 750,000 and 1,500,000 ordinary shares respectively to a third party service company in preparation for any future exercise of share options. Ordinary shares held by the service company are reduced when share options are exercised by employees. As these ordinary shares are held by this service company on behalf of the Company and do not contain any voting and dividend rights, they are considered as issued but not outstanding shares and have been excluded in the number of outstanding ordinary shares and the EPS figures as disclosed in the consolidated financial statements as of and for the years ended December 31, 2010, 2011 and 2012. Ordinary shares held by the service company were 249,406, 1,393,362 and 341,645 ordinary shares as at December 31, 2010, 2011 and 2012 respectively.

In December 2009, the Company issued 16,520,000 ADSs, representing 16,520,000 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 109,225 net of related expenses of US$ 6,415;

During 2009, 141,247 of vested share options granted to executives and employees were exercised, resulting in the issuance of 141,247 ordinary shares.

In January 2010, the Company issued 1,645,900 ADSs, representing 1,645,900 ordinary shares, at a price of US$ 7.00 per ADS, raising approximately US$ 11,061 net of related expenses of US$ 461;

During 2010, 1,532,712 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,532,712 ordinary shares;

In February 2011, the Company issued 13,800,000 ADSs, representing 13,800,000 ordinary shares, at a price of US$ 12.4 per ADS, raising approximately US$162,584 net of related expense of US$ 8,536.

Pursuant to a share repurchase program established on June 27, 2011, the Group repurchased 18,657,487 ADSs, representing 18,657,487 ordinary shares, in the open market or through privately negotiated transactions, for an aggregate amount of US$110,559 between July 11 and August 26, 2011.

On September 19, 2011, the Group privately issued and placed 4,374,315 ADSs, representing 4,374,315 ordinary shares at a price of US$5.8958 per share, to LDK New Energy Holding Limited, the controlling shareholder of the Company, raising an aggregate of US$ 25,790.

During 2011, 1,051,717 of vested share options granted to executives and employees were exercised, resulting in the issuance of 1,051,717 ordinary shares.

In November 2012, the Company privately issued and placed 25,307,497 ADSs, representing 25,307,497 ordinary shares, at a price of US$ 0.86 per ADS, to Heng Rui Xin Energy Co., Ltd. (“HRX”), a PRC company invested by privately owned and state-owned funds, raising approximately US$21,765.